Form N-1A Supplement	Dec. 03, 2025
Driehaus Small/Mid Cap Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

DRIEHAUS SMALL/MID CAP GROWTH FUND *DSMDX

(the “Fund”)

SUPPLEMENT DATED DECEMBER 3, 2025

TO THE PROSPECTUS AND SUMMARY PROSPECTUS FOR THE FUND DATED APRIL 30, 2025

(the “Prospectus” and “Summary Prospectus,” respectively)

Effective immediately, the following disclosure shall replace the existing disclosure under “Principal Investment Strategy” on page 2 of the Fund’s Summary Prospectus and pages 34-35 of the Fund’s Prospectus: